Subsequent Events (Narrative) (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2019	Nov. 08, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Principal amount of notes converted in stock					$ 41,360	$ 237,616	$ 237,618
Fair value of stock issued in conversion of debt						$ 237,618	$ 237,618
Common Stock [Member]
Subsequent Event [Line Items]
No of shares of common stock issued in conversion of debt						73	73
Fair value of stock issued in conversion of debt
Shares issued for stock-based compensation, shares			74,387		104,387
Non-Redeemable Convertible Notes [Member] | Common Stock [Member]
Subsequent Event [Line Items]
No of shares of common stock issued in conversion of debt					18,200
Convertible Notes [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Principal amount of notes converted in stock					$ 40,314
No of shares of common stock issued in conversion of debt					8,600
Fair value of stock issued in conversion of debt					$ 63,160
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member] | Nadav Elituv, Chief Executive Officer [Member]
Subsequent Event [Line Items]
Shares issued for stock-based compensation, shares	30,000
Subsequent Event [Member] | Non-Redeemable Convertible Notes [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Principal amount of notes converted in stock		$ 10,550
No of shares of common stock issued in conversion of debt		105,500
Fair value of stock issued in conversion of debt		$ 170,150
Subsequent Event [Member] | Convertible Notes [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Principal amount of notes converted in stock		$ 41,130
No of shares of common stock issued in conversion of debt		62,000
Fair value of stock issued in conversion of debt		$ 80,800